Summary of Significant Accounting Policies - Impact of ASUs on Segment Reporting (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	$ 27,831	$ 25,769	[1]	$ 23,216	[1]
Total Revenues	29,706	27,701	[1]	25,095	[1]
Net income		1,663		1,451
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		26,168		23,669
Total Revenues		27,361		24,872
Net income		1,662		1,439
Industrial Activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	27,831	25,769		23,216
Total Revenues	27,931	25,891		23,369
Net income		1,184		973
Industrial Activities | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		26,168		23,669
Total Revenues		26,290		23,822
Net income		1,519		1,291
Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	0	0		0
Total Revenues	1,989	2,028		1,916
Adjustment Due to ASU 2016-18 | Impact of New Retirement Benefits Accounting
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		0		0
Total Revenues		0		0
Net income		24		27
Adjustment Due to ASU 2016-18 | Industrial Activities | Impact of New Retirement Benefits Accounting
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		24		27
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues		27,361		24,872
As Previously Reported | Industrial Activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		26,168		23,669
Total Impact of New Revenue Recognition Standard | Adoption of ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		(399)		(453)
Total Revenues		340		223
Net income		(23)		(15)
Total Impact of New Revenue Recognition Standard | Adoption of ASC 606 | Industrial Activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		(399)		(453)
Net income		(359)		(345)
Operating segments | Industrial Activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	27,831	25,769		23,216
Operating segments | Industrial Activities | Agricultural Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	11,682	10,683		9,690
Net income		728		595
Operating segments | Industrial Activities | Agricultural Equipment | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		949		818
Operating segments | Industrial Activities | Construction Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	3,021	2,530		2,206
Net income		(16)		(44)
Operating segments | Industrial Activities | Construction Equipment | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		21		2
Operating segments | Industrial Activities | Commercial Vehicles
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	10,939	10,562		9,628
Net income		197		283
Operating segments | Industrial Activities | Commercial Vehicles | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		272		333
Operating segments | Industrial Activities | Powertrain
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	4,565	4,369		3,707
Net income		360		233
Operating segments | Industrial Activities | Powertrain | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		362		232
Operating segments | Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues	1,989	2,028		1,916
Net income		479		478
Operating segments | Financial services | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		479		478
Operating segments | Adjustment Due to ASU 2016-18 | Industrial Activities | Agricultural Equipment | Impact of New Retirement Benefits Accounting
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		16		12
Operating segments | Adjustment Due to ASU 2016-18 | Industrial Activities | Construction Equipment | Impact of New Retirement Benefits Accounting
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		5		4
Operating segments | Adjustment Due to ASU 2016-18 | Industrial Activities | Commercial Vehicles | Impact of New Retirement Benefits Accounting
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		3		10
Operating segments | Adjustment Due to ASU 2016-18 | Industrial Activities | Powertrain | Impact of New Retirement Benefits Accounting
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		0		1
Operating segments | Adjustment Due to ASU 2016-18 | Financial services | Impact of New Retirement Benefits Accounting
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		0		0
Operating segments | As Previously Reported | Industrial Activities | Agricultural Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		11,130		10,120
Operating segments | As Previously Reported | Industrial Activities | Construction Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		2,626		2,304
Operating segments | As Previously Reported | Industrial Activities | Commercial Vehicles
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		10,415		9,553
Operating segments | As Previously Reported | Industrial Activities | Powertrain
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		4,372		3,707
Operating segments | As Previously Reported | Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues		1,625		1,570
Operating segments | Total Impact of New Revenue Recognition Standard | Adoption of ASC 606 | Industrial Activities | Agricultural Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		(447)		(430)
Net income		(237)		(235)
Operating segments | Total Impact of New Revenue Recognition Standard | Adoption of ASC 606 | Industrial Activities | Construction Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		(96)		(98)
Net income		(42)		(50)
Operating segments | Total Impact of New Revenue Recognition Standard | Adoption of ASC 606 | Industrial Activities | Commercial Vehicles
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		147		75
Net income		(78)		(60)
Operating segments | Total Impact of New Revenue Recognition Standard | Adoption of ASC 606 | Industrial Activities | Powertrain
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		(3)		0
Net income		(2)		0
Operating segments | Total Impact of New Revenue Recognition Standard | Adoption of ASC 606 | Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues		403		346
Net income		0		0
Eliminations and other
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues		(96)
Net income		0		0
Eliminations and other | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		(336)		(330)
Eliminations and other | Industrial Activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	(2,376)	(2,375)		(2,015)
Net income		(85)		(94)
Eliminations and other | Industrial Activities | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		(85)		(94)
Eliminations and other | Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues	$ (114)	(96)		(37)
Eliminations and other | Adjustment Due to ASU 2016-18 | Impact of New Retirement Benefits Accounting
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		0		0
Eliminations and other | Adjustment Due to ASU 2016-18 | Industrial Activities | Impact of New Retirement Benefits Accounting
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		0		0
Eliminations and other | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues		(432)
Eliminations and other | As Previously Reported | Industrial Activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		(2,375)		(2,015)
Eliminations and other | As Previously Reported | Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues				(367)
Eliminations and other | Total Impact of New Revenue Recognition Standard | Adoption of ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues		336
Net income		336		330
Eliminations and other | Total Impact of New Revenue Recognition Standard | Adoption of ASC 606 | Industrial Activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales		0		0
Net income		$ 0		0
Eliminations and other | Total Impact of New Revenue Recognition Standard | Adoption of ASC 606 | Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Revenues				$ 330

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).